Land Use Rights (Tables)	12 Months Ended
Dec. 31, 2022
Land Use Rights [Abstract]
Schedule of land use rights
	As of December 31,
	2021	2022
Cost:
Land use rights	47,334,839	47,334,839
Less: Accumulated amortization	(10,567,510)	(11,514,207)
Land use rights, net	36,767,329	35,820,632